Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of detailed information about property plant and equipment

	Furniture and fittings	Office equipment	Medical equipment	Computer equipment	Renovation	Laboratory	Air conditioner	Mobile device	Laboratory equipment	Plant and machinery	Computer and ICT	Signboard	Motor vehicles	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD

Cost
As at 1 April 2022	75,847	96,665	1,251	175,972	699,652	2,297,908	1,260	940	754,360	400,616	4,132	-	283,024	4,791,627
Additions	4,156	2,327	23,425	1,566	4,077	120,184	-	314	85,703	23,466	9,249	-	-	274,467
Written off	-	-	(1,015)	-	-	(10,817)	-	-	(10,112)	(126,204)	-	-	-	(148,148)
Exchange difference	(3,591)	(4,600)	114	(8,394)	(33,391)	(108,916)	(60)	(43)	(35,445)	(19,940)	(125)	-	(13,520)	(227,911)

As at 31 March 2023/ 1 April 2023	76,412	94,392	23,775	169,144	670,338	2,298,359	1,200	1,211	794,506	277,938	13,256	-	269,504	4,690,035
Additions	3,557	7,699	-	30,094	78,274	-	-	-	25,536	30,891	560	44,706	-	221,317
Written off	(4,694)	(5,916)	-	-	(92,614)	-	-	-	-	-	-	-	-	(103,224)
Exchange difference	(5,012)	(6,250)	(1,567)	(11,670)	(43,908)	(151,410)	(79)	(79)	(52,789)	(18,852)	(884)	(784)	(17,754)	(311,038)

As at 31 March 2024	70,263	89,925	22,208	187,568	612,090	2,146,949	1,121	1,132	767,253	289,977	12,932	43,922	251,750	4,497,090

Accumulated depreciation
As at 1 April 2022	36,565	49,125	570	46,014	330,758	229,791	509	480	187,903	172,196	707	-	258,252	1,312,870
Charge for the financial year	7,312	7,895	2,196	16,483	66,116	228,989	119	148	96,948	39,510	770	-	13,375	479,861
Written off	-	-	(118)	-	-	(1,983)	-	-	(6,904)	(69,981)	-	-	-	(78,986)
Exchange difference	(1,690)	(2,285)	(11)	(2,069)	(15,284)	(9,204)	(24)	(21)	(8,273)	(8,464)	(28)	-	(12,232)	(59,585)

As at 31 March 2023/ 1 April 2023	42,187	54,735	2,637	60,428	381,590	447,593	604	607	269,674	133,261	1,449	-	259,395	1,654,160
Charge for the financial year	7,430	7,702	4,521	16,995	63,059	217,523	85	134	93,229	28,307	1,314	5,702	9,612	455,613
Written off	(2,806)	(2,188)	-	-	(84,147)	-	-	-	-	-	-	-	-	(89,141)
Exchange difference	(2,859)	(3,702)	(254)	(4,280)	(24,767)	(33,305)	(41)	(42)	(19,401)	(9,276)	(118)	(101)	(17,257)	(115,403)

As at 31 March 2024	43,952	56,547	6,904	73,143	335,735	631,811	648	699	343,502	152,292	2,645	5,601	251,750	1,905,229

Carrying amount

As at 31 March 2023	34,225	39,657	21,138	108,716	288,748	1,850,766	596	604	524,832	144,677	11,807	-	10,109	3,035,875

As at 31 March 2024	26,311	33,378	15,304	114,425	276,355	1,515,138	473	433	423,751	137,685	10,287	38,321	-	2,591,861